INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consist of the following:

	December 31,	December 31,
	2022	2021
Real estate inventories
Real estate properties held for sale	1,058,829	1,397,081
Real estate properties under development	9,242,847	3,640,174
Subtotal	10,301,676	5,037,255

Solar power plants inventories
Solar power panels and supplies	29,591	-
Solar power plants under construction	35,047	-
Solar power plants held for sale	13,918	-
Subtotal	78,556	-

Others	136,961	44,346
Total	10,517,193	5,081,601